Trade and other liabilities	12 Months Ended
Dec. 31, 2018
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Trade and other liabilities

24. Trade and other liabilities

All figures in £ millions	2018	2017
Trade payables	311	265
Sales return liability	173	—
Social security and other taxes	16	21
Accruals	397	447
Deferred income	387	322
Interest payable	46	45
Liability to purchase own shares	—	151
Other liabilities	225	224

	1,555	1,475
Less: non-current portion
Accruals	15	26
Deferred income	66	35
Other liabilities	74	72

	155	133

Current portion	1,400	1,342

The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods. Trade and other liabilities includes the impact of adoption of IFRS 15 in 2018 (see note 1b). This impact increased trade and other liabilities as a result of the transfer of the sales return liability of £173m that was previously netted in trade receivables and deferred income by £28m at 31 December 2018. Comparatives have not been restated. The liability to purchase own shares in 2017 relates to a buyback agreement for the purchase of the company’s own shares (see note 27).